INVESTMENTS - Summary of Investments (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
INVESTMENTS
Investments in associates and joint ventures	R$ 132,625	R$ 140,934
Goodwill	166,819	161,464
Other investments evaluated at fair value through other comprehensive income	25,976	20,048
Total investments accounted for using equity method	R$ 325,420	R$ 322,446